Restructuring and integration costs	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Restructuring and integration costs	7 Restructuring and integration costs
Restructuring costs reflect the costs incurred as a result of initiatives to improve the effectiveness and the efficiency of the Group as a globally integrated enterprise. These costs represent additional expenses incurred that are not related to the normal business and day-
to-day activities. These initiatives include the costs associated with Quantum, being a review of the Group’s organisational structure announced in 2019 to simplify the business and create a more efficient, agile and focused company. In 2022, these also included a review of the Group’s manufacturing operations. Since 2022, no further Quantum restructuring charges have been recognised as adjusting following the completion of the Quantum programme.
The costs of the Group’s initiatives are included in profit from operations under the following headings:

	Notes	2024 £m	2023 £m	2022 £m
Employee benefit costs	3	—	(26)	315
Depreciation, amortisation and impairment costs	4	—	39	220
Other operating income	5	—	—	(1)
Other operating expenses		—	(15)	237
		—	(2)	771
The adjusting charge in 2022 related to the cost of employee packages in respect of Quantum and the ongoing costs associated with initiatives to improve the effectiveness and efficiency of the Group as a globally integrated organisation. In addition, Quantum initiatives in certain countries have resulted in the move to above market business models utilising local distributors as importers. As a consequence, with the cessation of a physical presence in these markets, foreign exchange previously recognised in other comprehensive income for these countries has been reclassified to the income statement and reported within other operating expenses (note 22(c)(i)).
In 2023, following the completion of the Quantum programme, a credit of £26 million was recognised due to the reversal of restructuring provisions recognised in respect of employee packages. In addition, a credit of £7 million was recognised in 2023 in relation to impairment reversals associated with the Quantum programme. Included in this was an impairment reversal of £4 million in relation to machinery in
South Africa as the asset can be used by another market in the Group.
In addition, in 2023, an adjusting impairment charge of £46 million was recognised for machinery in Reynolds American Companies due to the adverse impact from macro-economic headwinds and industry volume decline in the U.S., as explained in note 12(e)(vi).
The reversal recognised in other operating expenses in 2023 of £15 million included unutilised Quantum provisions along with £3 million relating to the release of a provision originally raised in 2007 relating to site clean up costs in Canada. As no further work is required on the site the remaining provision was reversed.
The restructuring costs reported in other operating expenses in 2022 include costs related to factory closures or rationalisation in
APMEA, AME and the U.S. and costs recognised as part of the Group's announced exit from Egypt.